REVENUE RECOGNITION - Disaggregation of Revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Disaggregation of Revenue [Line Items]
Revenue	$ 172,083	$ 172,552	$ 144,804
Deposits revenue
Disaggregation of Revenue [Line Items]
Revenue	103,558	104,134	86,561
Deposits software and hardware | Transferred at Point in Time
Disaggregation of Revenue [Line Items]
Revenue	74,108	78,212	64,548
Deposits services and other | Transferred Over Time
Disaggregation of Revenue [Line Items]
Revenue	29,450	25,922	22,013
Identity verification revenue
Disaggregation of Revenue [Line Items]
Revenue	68,525	68,418	58,243
Identity verification software and hardware | Transferred at Point in Time
Disaggregation of Revenue [Line Items]
Revenue	7,764	10,162	8,380
Identity verification services and other | Transferred Over Time
Disaggregation of Revenue [Line Items]
Revenue	$ 60,761	$ 58,256	$ 49,863